Amounts Included in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	$ 490.4	$ 382.1
Prior Service Cost	(4.4)	6.5
Gross Amount in Accumulated Other Comprehensive Income	486.0	388.6
Income Tax Effect	183.1	142.6
Net Amount in Accumulated Other Comprehensive Income	302.9	246.0
Foreign Pension Plans, Defined Benefit
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	24.8	16.3
Gross Amount in Accumulated Other Comprehensive Income	24.8	16.3
Income Tax Effect	3.7	2.8
Net Amount in Accumulated Other Comprehensive Income	21.1	13.5
Supplemental Employee Retirement Plans, Defined Benefit
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	66.4	56.5
Prior Service Cost	2.7	1.3
Gross Amount in Accumulated Other Comprehensive Income	69.1	57.8
Income Tax Effect	26.0	21.1
Net Amount in Accumulated Other Comprehensive Income	$ 43.1	$ 36.7